Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Abstract]
Quarterly Financial Information

(In millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2011
Net sales	$1,526.5	$1,544.8	$1,500.4	$1,454.6
Gross profit	399.5	396.4	366.9	358.6
Income from continuing operations	36.9	53.1	35.4	29.0
Income (loss) from discontinued operations	7.9	20.2	14.4	(6.8)
Net income	44.8	73.3	49.8	22.2

Net income (loss) per common share:
Continuing operations	.35	.50	.33	.27
Discontinued operations	.08	.19	.14	(.06)
Net income per common share	.43	.69	.47	.21

Net income (loss) per common share, assuming dilution:
Continuing operations	.35	.50	.33	.27
Discontinued operations	.07	.19	.14	(.06)
Net income per common share, assuming dilution	.42	.69	.47	.21
2010
Net sales	$1,397.0	$1,492.8	$1,429.6	$1,462.6
Gross profit	371.0	407.4	371.3	364.1
Income from continuing operations	37.0	57.5	47.4	99.9
Income from discontinued operations	17.7	26.3	16.8	14.3
Net income	54.7	83.8	64.2	114.2

Net income per common share:
Continuing operations	.35	.54	.45	.94
Discontinued operations	.17	.25	.16	.14
Net income per common share	.52	.79	.61	1.08

Net income per common share, assuming dilution:
Continuing operations	.35	.54	.44	.93
Discontinued operations	.16	.24	.16	.13
Net income per common share, assuming dilution	.51	.78	.60	1.06

Other expense net

“Other expense, net” is presented by type for each quarter below:

(In millions)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2011
Restructuring costs:
Severance and related costs	$2.7	$7.2	$14.6	$11.0
Asset impairment and lease cancellation charges	3.3	.1	.3	5.3
Other items:
Gain on sale of a product line	–	–	–	(5.6)
Loss from debt extinguishments	–	–	–	.7
Legal settlements	(1.7)	–	.5	–
OCP divestiture-related costs	–	1.0	2.7	4.5
Other expense, net	$4.3	$8.3	$18.1	$15.9
2010
Restructuring costs:
Severance and related costs	$4.0	$2.0	$1.2	$2.8
Asset impairment and lease cancellation charges	.2	.6	1.3	.6
Other items:
Gain on sale of an investment	–	(.5)	–	–
Loss from debt extinguishments	–	1.2	–	2.8
Loss from curtailment of domestic pension obligations	–	–	2.5	–
Legal settlements	1.4	(.5)	–	–
Other expense, net	$5.6	$2.8	$5.0	$6.2